Supplementary Financial Information (Summary of Investment Balance) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Financial Information [Abstract]
Assets related to employee benefit plans, including employee savings programs	$ 98	$ 94	$ 94
Land	4	3	3
Total investments and other property	$ 102	$ 97	$ 97